Sales and Marketing Expense	12 Months Ended
Dec. 31, 2021
Disclosure Of Sales And Marketing Expensetext Block Abstract
Sales and marketing expense

21. Sales and marketing expense

	December 31, 2021	December 31, 2020	December 31, 2019
Marketing and sales expenses	1,132,864	—	—
Employee benefits and expenses	204,157	—	—
Product samples	161,167	—	—
Total sales and marketing	1,498,218	—	—